Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
8.	Property, plant and equipment

Cost	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2015	$-	$-	$328,778	$-	$96,766	$425,544
Acquisitions under business combinations (note 4)	2,316,979	2,066,616	1,966,628	2,598,259	847,147	9,795,629
Additions	-	56,071	148,337	200,223	59,577	464,208
Effect of movements in exchange rates	-	-	(4,672)	-	-	(4,672)
At December 31, 2016	$2,316,979	$2,122,687	$2,439,071	$2,798,482	$1,003,490	$10,680,709
Additions	-	82,163	675,788	298,754	-	1,056,705
Transfers to assets held for resale	(2,317,273)	(2,900,284)	(3,319,298)	(4,572,065)	(790,814)	(13,899,734)
Effect of movements in exchange rates	294	695,434	632,604	1,474,829	(56,333)	2,746,828
At December 31, 2017	$-	$-	$428,165	$-	$156,343	$584,508

Accumulated amortization and impairment losses	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2015	$-	$-	$187,641	$-	$7,741	$195,382
Amortization	-	21,408	66,940	67,541	33,119	189,008
Effect of movements in exchange rates	-	-	(4,320)	-	-	(4,320)
At December 31, 2016	$-	$21,408	$250,261	$67,541	$40,860	$380,070
Amortization	-	291,638	339,358	384,486	157,537	1,173,019
Transfers to assets held for resale	-	(306,761)	(286,632)	(443,746)	(112,213)	(1,149,352)
Effect of movements in exchange rates	-	(6,285)	(21,720)	(8,281)	(4,565)	(40,851)
At December 31, 2017	$-	$-	$281,267	$-	$81,619	$362,886

Carrying amounts	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2016	$2,316,979	$2,101,279	$2,188,810	$2,730,941	$962,630	$10,300,639
At December 31, 2017	$-	$-	$146,898	$-	$74,724	$221,622

During the year ended December 31, 2017, amortization of property, plant and equipment totaling $97,794 (2016 – $83,284; 2015 – $31,544) is included within selling, general and administrative expenses on the consolidated statements of net income and comprehensive income and $1,075,225 (2016 – $105,724; 2015 – nil) is recorded within discontinued operations.